Accrued Expenses and Other Liabilities (Detail)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW
Other Liabilities [Line Items]
Accrued interest and dividend payables		2,500,962,000,000		2,472,424,000,000
Payables for foreign exchange spot contracts		1,053,438,000,000		1,492,407,000,000
Accrued severance benefits		164,885,000,000		174,525,000,000
Accrued expenses		939,110,000,000		630,050,000,000
Account payables		2,001,121,000,000		1,814,719,000,000
Advances from customers		179,840,000,000		144,492,000,000
Unearned income		140,998,000,000		159,802,000,000
Other withholdings (except withholding taxes)		165,415,000,000		89,565,000,000
Income tax payable		244,942,000,000		503,698,000,000
Withholding value-added tax and other taxes		118,920,000,000		91,055,000,000
Deferred tax liabilities		89,979,000,000		108,748,000,000
Security deposits received		738,193,000,000		600,894,000,000
Due to agencies		1,572,503,000,000		1,264,559,000,000
Allowance for losses on off-balance credit instruments		519,758,000,000		789,810,000,000
Utility bill payments received on behalf of government		434,044,000,000		398,445,000,000
Separate account liabilities		1,351,595,000,000		1,090,887,000,000
Other allowances		503,810,000,000	[1]	364,412,000,000	[1]
Other		425,914,000,000		361,755,000,000
Accrued expenses and other liabilities (Notes 17 and 24)	$ 11,626,947,000	13,145,427,000,000		12,552,247,000,000

[1]	Other allowances include assets retirement obligation, legal provision and allowance for reward on credit card use.